EARNINGS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Bonus shares issued on forward share split (in shares)	14.396
Employee stock options
EARNINGS PER SHARE
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	182,823	414,993	270,536